Fair Value Measurements (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use				$ 87,800	$ 81,400	$ 61,500
Impairment charge of long-lived assets						4,100
Impairment of assets held for sale after tax			$ 4,700
Impairment of assets held for sale per diluted share			$ 0.11
Loss on sale of assets				0	11,512	3,530
American Sporting Goods Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on sale		$ 1,000	$ (12,600)
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on sale of assets	$ 600
Selling, General and Administrative Expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge of long-lived assets				2,000	1,400
Selling, General and Administrative Expenses [Member] | Famous Footwear [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge of long-lived assets				1,000	700
Selling, General and Administrative Expenses [Member] | Brand Portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge of long-lived assets				$ 1,000	$ 700
Performance Share Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Requisite service period				3 years
Minimum pay out percentage				0.00%
Maximum pay out percentage				200.00%
Famous Footware [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge of long-lived assets						1,600
Impairment Of Long Lived Assets Held For Use Included In Restructuring And Other Special Charges Net						1,300
Impairment Of Long Lived Assets Held For Use Included In Selling And Administrative Expenses						300
Brand Portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge of long-lived assets						2,500
Impairment Of Long Lived Assets Held For Use Included In Restructuring And Other Special Charges Net						2,300
Impairment Of Long Lived Assets Held For Use Included In Selling And Administrative Expenses						200
Etienne Aigner [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived						5,800
Impairment Of Intangible Assets Finite Lived After Tax						$ 3,500
Impairment Of Intangible Assets Finite Lived Per Diluted Share						$ 0.08